Other operating income and expenses (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Gains from unlisted venture funds		€ 80	€ 87	€ 162
Foreign exchange gain on hedging forecasted sales and purchases, net		5
Profit on sale of property, plant and equipment		3	18	21
Subsidies and government grants		3	8	8
Change in the loss allowance and impairment losses on trade receivables, net			28
Other		59	96	76
Total other income		150	237	267
Other operating expenses
Goodwill impairment	€ (200)	(200)
Change in the loss allowance and impairment losses on trade receivables, net		(171)		(45)
Losses and expenses related to unlisted venture funds		(19)	(36)	(118)
Retirements and loss on sale of property, plant and equipment		(10)	(27)	(52)
Changes in provisions		(5)	(47)	(13)
Foreign exchange loss on hedging forecasted sales and purchases, net			(88)	(27)
Other		(68)	(67)	(57)
Total other expenses		€ (473)	€ (265)	€ (312)